Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

Our provision (benefit) for income taxes for the years ended December 31, 2019 and 2018 was as follows:

	Year Ended December 31,
	2019	2018
Current:
Federal	$-	$-
State	-	-
Total deferred tax benefit	-	-

Deferred:
Federal	(1,037,267)	(940,510)
State	(234,033)	(292,047)
Total deferred tax benefit	(1,271,300)	(1,232,557)

Valuation allowance	668,584	329,756
Net deferred tax benefit	(602,716)	(902,801)

Total tax provision (benefit)	$(602,716)	$(902,801)

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of our effective income tax rate and statutory income tax rate for the years ended December 31, 2019 and 2018 is as follows:

	Year Ended December 31,
	2019	2018
Federal statutory income tax rate	21.00%	21.00%
State tax rate, net	3.60%	4.58%
Permanent differences	(1.96)%	(0.90)%
Federal orphan drug tax credit	7.15%	-%
Deferred tax asset valuation allowance	(14.57)%	(5.33)%

Effective income tax rate	15.22%	19.35%

Schedule of Deferred Tax Assets

The significant components of our deferred tax assets and liabilities for Federal and state income taxes consisted of the following:

	December 31,
	2019	2018
Deferred tax assets:
Non-current:
Net operating loss carry forward – Federal	$854,196	$559,817
Net operating loss carry forward – State	265,106	173,743
Deferred rent	-	2,742
Stock option expense	72,504	20,380
Depreciation	8,753	4,549
Federal orphan drug credits	283,189	-
Start-up expenditures and amortization	800,681	468,872
Total non-current deferred tax assets	2,284,429	1,230,103
Valuation allowance for deferred tax assets	(1,165,126)	(496,542)
Total deferred tax assets	1,119,303	733,561

Deferred Tax Liabilities:
Non-current:
Intangible asset	(2,650,933)	(2,867,907)
Total non-current deferred tax liabilities	(2,650,933)	(2,867,907)

Total deferred tax asset (liability)	$(1,531,630)	$(2,134,346)